Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,492,500
Total Fee Amount	2,277.61
Total Offset Amount	0
Net Fee	$ 2,277.61
Offset Table N/A	N/A